Mineral property, plant and equipment (Tables)	12 Months Ended
Aug. 31, 2022
Mineral Property Plant And Equipment
Schedule of continuity of expenditures on mineral properties

	Construction in progress(1)	Processing plant and related infrastructure	Machinery and equipment	Other	Total
Cost
As at September 1, 2020	$-	$2,657	$1,220	$161	$4,038
Additions	-	622	437	-	1,059
Disposals	-	-	(703)	(79)	(782)
As at August 31, 2021	$-	$3,279	$954	$82	$4,315
Additions	7,097	3,797	507	61	11,462
Disposals	-	-	(65)	-	(65)
Transfer from E&E assets	40,563	-	-	-	40,563
Reclassification to other long-term asset(2)	(2,421)	-	-	-	(2,421)
As at August 31, 2022	$45,239	$7,076	$1,396	$143	$53,854
Accumulated depreciation
As at September 1, 2020	$-	$1,212	$1,015	$73	$2,300
Depreciation expense	-	128	144	14	286
Disposals	-	-	(686)	(67)	(753)
As at August 31, 2021	$-	$1,340	$473	$20	$1,833
Depreciation expense	-	226	175	15	416
Disposals	-	-	(29)	-	(29)
August 31, 2022	$-	$1,566	$619	$35	$2,220
Net book value
As at August 31, 2021	$-	$1,939	$481	$62	$2,482
As at August 31, 2022	$45,239	$5,510	$777	$108	$51,634

(1)	No depreciation or depletion has been recorded for construction in progress assets, including transferred E&E assets, as they are not ready for use as intended by management. Depreciation for construction in progress assets will commence subsequent to commercial production declaration.
(2)	As noted in Note 5, certain VAT amounts previously capitalized as E&E assets were reclassified to Other long-term asset.